INTANGIBLE ASSETS OTHER THAN GOODWILL	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS OTHER THAN GOODWILL
INTANGIBLE ASSETS OTHER THAN GOODWILL

15 – INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets other than goodwill are detailed as follows:

	December 31, 2025			December 31, 2024
	Gross	Accumulated	Net	Gross	Accumulated	Net
Detail	Value	Amortization	Value	Value	Amortization	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Distribution rights (1)	678,725,549	(3,959,421)	674,766,128	659,561,522	(3,959,421)	655,602,101
Software	81,995,907	(43,689,632)	38,306,275	69,136,434	(37,800,695)	31,335,739
Water rights	587,432	—	587,432	587,432	—	587,432
Trademarks with indefinite useful life (2)	5,770,128	—	5,770,128	5,632,172	—	5,632,172
Trademarks with a defined useful life (3)	1,297,378	(1,249,433)	47,945	1,297,378	(1,079,167)	218,211
Other	514,298	(502,486)	11,812	498,447	(490,472)	7,975
Total	768,890,692	(49,400,972)	719,489,720	736,713,385	(43,329,755)	693,383,630
(1)	Correspond to brands, water rights and distribution rights. Distribution rights are contractual rights to produce and distribute Coca-Cola products in certain parts of Argentina, Brazil, Chile and Paraguay. Distribution rights result from the valuation process at fair value of the assets and liabilities of the companies acquired in business combinations. Production and distribution contracts are renewable for periods of 5 years with Coca-Cola. The nature of the business and renewals that Coca-Cola has permanently done on these rights allow qualifying them as indefinite contracts.

Distribution rights together with the assets that are part of the cash-generating units, are annually subjected to the impairment test. Such distribution rights have an indefinite useful life, and are not subject to amortization. Rights in Chile related to AdeS were provisioned for impairment pursuant to the annual tests performed. See Note 2.8.

(2)

On September 21, 2021 Coca-Cola Andina together with Coca-Cola Femsa, acquired the Brazilian beer brand Therezópolis for BRL 70 million. Each bottler bought 50% of the brand. This transaction is part of the company’s long-term strategy to complement its beer portfolio in Brazil. The transaction was completed and approved by CADE (Brazilian Administrative Council of Economic Defense). In September of that same year, Andina recorded an intangible asset under the Therezópolis brand for BRL 35 million with an indefinite useful life.

(3)Correspond to distribution rights that did not arise from business combinations. These rights are subject to amortization.

Distribution rights	12.31.2025	12.31.2024
	ThCh$	ThCh$
Chile (excluding the Metropolitan Region, Rancagua, and San Antonio)	300,305,728	300,305,728
Brazil (Rio de Janeiro, Espirito Santo, Riberão Preto and investments in Sorocaba and Leão Alimentos e Bebidas Ltda.)	166,509,395	162,528,398
Paraguay	204,305,759	188,443,848
Argentina (North and South)	3,645,246	4,324,127
Total	674,766,128	655,602,101

The movement and balances of identifiable intangible assets are detailed as follows:

	December 31, 2025
				Trademarks	Trademarks
	Distribution	IT	Water	Indefinite	Defined
Description	Rights	Programs	Rights	useful life	useful life	Other	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance	655,602,101	31,335,739	587,432	5,632,172	218,211	7,975	693,383,630
Additions	—	17,486,264	—	—	—	3,837	17,490,101
Amortization	—	(9,647,597)	—	—	(170,266)	—	(9,817,863)
Other increases (decreases) (1)	19,164,027	(868,131)	—	137,956	—	—	18,433,852
Ending balance	674,766,128	38,306,275	587,432	5,770,128	47,945	11,812	719,489,720

	December 31, 2024
				Trademarks	Trademarks
	Distribution	IT	Water	Indefinite	Defined
Description	Rights	Programs	Rights	useful life	useful life	Other	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance	664,877,100	23,706,850	587,432	6,341,107	406,101	7,975	695,926,565
Additions	—	12,926,859	—	—	—	—	12,926,859
Amortization	—	(7,498,481)	—	—	(187,890)	—	(7,686,371)
Impairment (2)	(881,421)	—	—	—	—	—	(881,421)
Other increases (decreases) (1)	(8,393,578)	2,200,511	—	(708,935)	—	—	(6,902,002)
Ending balance	655,602,101	31,335,739	587,432	5,632,172	218,211	7,975	693,383,630
(1)	Mainly corresponds to restatement due to the effects of translation of distribution rights of foreign subsidiaries.
(2)	The rights in Chile related to AdeS were provisioned for impairment according to the annual tests performed. See Note 2.8.